UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM13F COVER PAGE
Report for the calendar Year or Quarter Ended:  December 31,
2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuance Investments, LLC
Address: 4900 Main Street
         Suite 220
         Kansas City, MO 64112

       Form 13F File Number: 028-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Kimberly McEnaney
Title:	Compliance Officer
Phone:	(816) 351-1240

Signature, Place, and Date of Signing:

Kimberly McEnaney      Kansas City, MO   02/11/13
[Signature]            [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-
[Repeat as necessary.]



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:	  54

Form 13F Information Table Value Total:	  208,043
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

          [Repeat as necessary.]

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



								Voting Authority

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------

3M Co				COM	88579y101	5363	57763	SH		Sole		57763
Accenture PLC Ireland Class A	COM	g1151c101	277	4165	SH		Sole		4165
Air Prods & Chems Inc		COM	009158106	4009	47714.09SH		Sole		47714.09
Altra Holdings Inc		COM	02208r106	328	14895	SH		Sole		14895
American Science & Engineering	COM	029429107	306	4685	SH		Sole		4685
Apache Corp			COM	037411105	7430	94650.61SH		Sole		94650.61
Applied Materials Inc		COM	038222105	8304	725862	SH		Sole		725862
AptarGroup Inc			COM	038336103	420	8810	SH		Sole		8810
Autoliv Inc			COM	052800109	455	6745	SH		Sole		6745
Becton Dickinson & Co		COM	075887109	3045	38945	SH		Sole		38945
Cabot Microelectronics Corp	COM	12709p103	828	23315	SH		Sole		23315
Capitol Federal Financial Inc	COM	14057j101	823	70365	SH		Sole		70365
Commerce Bancshares Inc		COM	200525103	286	8145	SH		Sole		8145
Compass Minerals Intl Inc	COM	20451n101	435	5820	SH		Sole		5820
Devon Energy Corp		COM	25179m103	282	5420	SH		Sole		5420
Du Pont E I de Nemours & Co	COM	263534109	287	6375	SH		Sole		6375
Endurance Specialty Holdings L	COM	g30397106	857	21600	SH		Sole		21600
Exxon Mobil Corp		COM	30231g102	5413	62540	SH		Sole		62540
Fluor Corp			COM	343412102	776	13205	SH		Sole		13205
Franklin Resources Inc		COM	354613101	402	3195	SH		Sole		3195
Great Plains Energy Inc		COM	391164100	703	34635	SH		Sole		34635
HCC Insurance Holdings Inc	COM	404132102	432	11605	SH		Sole		11605
Heartland Express Inc		COM	422347104	400	30620	SH		Sole		30620
Hillshire Brands Co		COM	432589109	7456	264965	SH		Sole		264965
Imperial Oil Ltd		COM	453038408	8041	186995	SH		Sole		186995
ITT Corp			COM	450911201	10638	453473	SH		Sole		453473
Johnson & Johnson		COM	478160104	3596	51303.44SH		Sole		51303.44
Kaydon Corp			COM	486587108	622	25984	SH		Sole		25984
Kellogg Co			COM	487836108	9195	164639	SH		Sole		164639
LifePoint Hospitals Inc		COM	53219l109	248	6580	SH		Sole		6580
MetLife Inc			COM	59156r108	9650	292950	SH		Sole		292950
MKS Instrument Inc		COM	55306n104	11828	458810	SH		Sole		458810
Murphy Oil Corp			COM	626717102	733	12305	SH		Sole		12305
Newell Rubbermaid Inc		COM	651229106	2920	131118	SH		Sole		131118
Newmont Mining Corp		COM	651639106	307	6615	SH		Sole		6615
Norfolk Southern Corp		COM	655844108	789	12765	SH		Sole		12765
Northern Trust Corp		COM	665859104	7258	144705	SH		Sole		144705
Patterson Companies Inc		COM	703395103	4418	129060	SH		Sole		129060
ProAssurance Corp		COM	74267c106	265	6280	SH		Sole		6280
Republic Services Inc		COM	760759100	2920	99545	SH		Sole		99545
Rockwell Collins Inc		COM	774341101	4120	70828	SH		Sole		70828
Schwab Charles Corp		COM	808513105	7770	541090	SH		Sole		541090
Scotts Miracle-Gro Co Cl A	COM	810186106	288	6545	SH		Sole		6545
Southwest Airlines Co		COM	844741108	5718	558355	SH		Sole		558355
State Street Corp		COM	857477103	5225	111156	SH		Sole		111156
Steris Corp			COM	859152100	433	12475	SH		Sole		12475
Stryker Corp			COM	863667101	16615	303088.02SH		Sole		303088.02
Sysco Corp			COM	871829107	3826	120847	SH		Sole		120847
Te Connectivity Ltd Reg		COM	h84989104	12765	343876	SH		Sole		343876
Texas Instruments Inc		COM	882508104	10247	331733	SH		Sole		331733
Ultra Petroleum Corp		COM	903914109	6686	368800	SH		Sole		368800
Universal Health Services Inc 	COM	913903100	297	6135	SH		Sole		6135
Xilinx Inc			COM	983919101	432	12045	SH		Sole		12045
Xylem Inc			COM	98419m100	10875	401291.74SH		Sole		401291.74